Expenses by nature (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Expenses by nature
Summary of expense by nature

	6 months ended	6 months ended
	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Staff costs excluding share-based payment expenses	12,425	5,546
Share based payment expenses	7,294	16,815
Research and development components, parts and tooling	4,771	2,478
Research and development consultancy	7,936	625
Consultancy costs	990	1,501
Legal and financial advisory costs	1,476	2,060
Software costs	1,438	497
Related party administrative expenses	—	127
Insurance expenses	1,729	15
Other administrative expenses	3,774	1,670
Expense on short term leases	8	30
Depreciation expense	260	162
Amortisation expense	572	168
Depreciation on right of use assets — Property	189	70
Total administrative and research and development expenses	42,862	31,764

Included within administrative expenses and research and development expenses are the following expenses.

	2021	2020	2019
	£ 000	£ 000	£ 000
Staff costs excluding share-based payment expenses	16,230	8,445	3,642
Share based payment expenses	111,996	96	—
Warrant expense (note 21)	111,611	—	—
Legal and financial advisory transaction costs	7,350	—	—
Software costs	1,506	579	191
Depreciation expense	377	279	89
Depreciation on right of use assets — Property	176	140	171
Amortisation expense	387	263	70
Consultancy costs	13,144	745	518
Expense on short term leases	49	64	8
Research and development components	11,378	2,555	2,096
Related party administrative expenses	108	144	144
Marketing expenses	3,918	—	—
Stamp duty	6,669	—	—
Other administrative expenses	3,760	565	922
Total administrative and research and development expenses	288,659	13,875	7,851

Summary of share based payment expense

2021
£ 000
Issuance of Z-Shares to American	16,739
Capital reorganization	84,712
Issuance of PIPE shares to suppliers and partners	10,389
Enterprise Management Initiative	156
111,996

Schedule of inputs used

Risk-free rate	0.75%
Dividend yield	—
Volatility	75%

Schedule of calculation of fair value of Z-Shares

	Business	Business
	combination	combination does
	completes	not complete
	£’000	£’000
Value of Z-Shares as at June 10, 2021	30,105	2,558
Less valuation of call option	(8,121)	—
Fair value of Z-Shares as at June 10, 2021	21,984	2,558

Schedule of cost of service

2021
£’000
Market value of 9,203,984 ordinary shares ($10.68 per share)	74,265
Cash acquired	4,728
Warrants acquired (15,701,067 warrants at $1.04 per warrant)	(11,997)
Accounts payable acquired	(2,289)
Add net liabilities acquired	(9,558)
Foreign exchange differences	671
Charge for listing services	83,152